Rule 497(e)
File Nos. 033-59541; 811-03072-01

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (DC VARIABLE ACCOUNT-II)

HV-2025 - New TSA

Supplement dated September 21, 2026 to Prospectus dated May 1, 2026

Effective immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•Hartford Balanced HLS Fund - Class IA
•Hartford Capital Appreciation HLS Fund - Class IA
•Hartford Dividend and Growth HLS Fund - Class IA
•Hartford International Opportunities HLS Fund - Class IA
•Hartford Stock HLS Fund - Class IA
•Hartford Total Return Bond HLS Fund - Class IA
•Hartford Ultrashort Bond HLS Fund - Class IA

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-36